Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes

The following is a summary of the provision for income taxes included in the Statements of Income:

	December 31,
(in thousands)	2013	2012
Current	$4,748	$6,366
Deferred	(171)	(505)

Total	$4,577	$5,861

Effective income tax rate reconciliation

The difference between income taxes computed by applying the statutory federal income tax rate and the provision for income taxes in the financial statements is reconciled as follows:

	December 31,
(dollars in thousands)	2013	2012
Statutory tax rate	35.0%	35.0%
Federal income taxes at statutory rate	$4,803	$6,272
Tax exempt municipal income	(133)	(156)
Other	(93)	(255)

Total	$4,577	$5,861

Components of deferred tax assets and liabilities

The significant components of deferred taxes classified in the Company’s Consolidated Balance Sheets at December 31, 2013 and 2012 are as follows:

	December 31,
(in thousands)	2013	2012
Deferred Tax Assets:
Allowance for loan losses	$3,521	$3,516
Other real estate owned	485	455
Impairment writedown on securities	—	168
Unrealized losses on available for sale securities	4,706	—
Other	425	540

Gross Deferred Tax Assets	9,137	4,679

Deferred Tax Liabilities:
Depreciation and amortization	(2,517)	(2,642)
Unrealized gains on available for sale securities	—	(3,114)
Other	(328)	(220)

Gross Deferred Tax Liabilities	(2,845)	(5,976)

Net Deferred Tax Assets (Liabilities)	$6,292	$(1,297)